Accounts receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Spot voyage and time charter receivables	$ 557	$ 34,475
Insurance receivables	1,595	878
Accounts receivable	$ 203,500	276,700
Owned vessels period we assume working capital contributions will not be repaid	12 months
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 201,348	241,347
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	118,717	115,092
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	75,252	113,523
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	3,532	7,149
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	3,346	0
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	494	607
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 7	$ 4,976